CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)
Accounts receivable, allowance | ¥	¥ 15,559		¥ 32,298		¥ 19,468
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000		2,900,000,000
Ordinary shares, shares issued (in shares)	345,669,034		340,316,306
Ordinary shares, shares outstanding (in shares)	340,876,937		339,104,792
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000		100,000,000
Ordinary shares, shares issued (in shares)	73,680,917		73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917		73,680,917